Shareholder Report, Average Annual Return (Details)	12 Months Ended	30 Months Ended	39 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	117 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000069675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Hedge Multi-Strategy Tracker ETF
C000077928
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Merger Arbitrage ETF
C000170331
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Candriam International Equity ETF
C000238086
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Mid Cap Equity ETF
C000170332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Large Cap Equity ETF
C000158453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI FTSE International Equity Currency Neutral ETF
C000232898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI U.S. Large Cap R&D Leaders ETF
C000232897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Global Equity R&D Leaders ETF
C000223944
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Healthy Hearts ETF
Without Sales Load [Member] | C000069675
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%				3.35%			1.89%
Without Sales Load [Member] | C000077928
Average Annual Return [Line Items]
Average Annual Return, Percent	11.59%				2.56%			2.26%
Without Sales Load [Member] | C000170331
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%				11.44%	7.03%
Without Sales Load [Member] | C000238086
Average Annual Return [Line Items]
Average Annual Return, Percent	1.32%	8.23%
Without Sales Load [Member] | C000170332
Average Annual Return [Line Items]
Average Annual Return, Percent	6.75%				14.66%	12.80%
Without Sales Load [Member] | C000158453
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%				12.47%		6.71%
Without Sales Load [Member] | C000232898
Average Annual Return [Line Items]
Average Annual Return, Percent	7.80%		9.22%
Without Sales Load [Member] | C000232897
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%		7.14%
Without Sales Load [Member] | C000223944
Average Annual Return [Line Items]
Average Annual Return, Percent	4.36%			5.93%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Average Annual Return, Percent	11.40%				15.12%			11.68%
MSCI World® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Average Annual Return, Percent	12.16%				13.95%			9.34%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Average Annual Return, Percent	12.57%				11.37%	6.63%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Average Annual Return, Percent	11.40%	17.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Average Annual Return, Percent	11.40%				15.12%	11.96%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Average Annual Return, Percent	12.57%				11.37%		5.64%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Average Annual Return, Percent	11.40%		7.83%
MSCI World® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Average Annual Return, Percent	12.16%		7.36%
MSCI World® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Average Annual Return, Percent	12.16%			8.58%
NYLI Hedge Multi-Strategy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Hedge Multi-Strategy Index
Average Annual Return, Percent	5.79%				4.04%			2.67%
Barclay Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Hedge Fund Index
Average Annual Return, Percent	6.08%				7.70%			4.77%
S&P 500® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Average Annual Return, Percent	11.64%				15.08%			11.72%
NYLI Merger Arbitrage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Merger Arbitrage Index
Average Annual Return, Percent	11.61%				3.26%			2.93%
Barclay Merger Arbitrage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Merger Arbitrage Index
Average Annual Return, Percent	5.70%				6.54%			5.10%
S&P 500® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Average Annual Return, Percent	11.64%				15.08%			11.72%
NYLI Candriam International Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Candriam International Equity Index
Average Annual Return, Percent	11.88%				11.70%	7.24%
NYLI Candriam U.S. Mid Cap Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Mid Cap Equity Index
Average Annual Return, Percent	1.50%	8.42%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Average Annual Return, Percent	7.33%	12.74%
NYLI Candriam U.S. Large Cap Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Large Cap Equity Index
Average Annual Return, Percent	6.92%				14.78%	12.91%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Average Annual Return, Percent	12.10%				15.61%	12.66%
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index
Average Annual Return, Percent	9.16%				12.80%		7.11%
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index
Average Annual Return, Percent	6.75%				14.30%		8.35%
FTSE Developed ex North America Net Tax (US RIC) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex North America Net Tax (US RIC) Index
Average Annual Return, Percent	11.44%				11.16%		5.77%
NYLI U.S. Large Cap R&D Leaders Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI U.S. Large Cap R&D Leaders Index
Average Annual Return, Percent	7.95%		9.32%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Growth Index
Average Annual Return, Percent	14.53%		10.40%
NYLI Global Equity R&D Leaders Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Global Equity R&D Leaders Index
Average Annual Return, Percent	8.40%		7.30%
FTSE All-World Growth® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World Growth<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Average Annual Return, Percent	11.93%		7.43%
NYLI Candriam Healthy Hearts Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Candriam Healthy Hearts Index
Average Annual Return, Percent	4.88%			6.40%
MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	11.84%			7.26%
MSCI World Health Care Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index (Net)
Average Annual Return, Percent	1.02%			4.25%